Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statement of Comprehensive Income
Profit/(loss) for the year	€ 1,313.8	€ (240.8)	€ (1,015.1)
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	621.6	851.3	691.1
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(291.7)	75.4	4.8
Net hedge ineffectiveness and discontinuation transferred to profit or loss			(147.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(1,593.9)	157.4	(225.9)
Net movements in cash-flow hedge reserve	(1,264.0)	1,084.1	322.6
Total other comprehensive (loss)/income for the year, net of income tax	(1,264.0)	1,084.1	322.6
Total comprehensive income/(loss) for the year - all attributable to equity holders of parent	€ 49.8	€ 843.3	€ (692.5)